Investment Strategy	Jun. 27, 2025
Blueprint Adaptive Growth Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund uses a dynamic asset allocation strategy in an effort to generate returns while also seeking to preserve capital during prolonged market downtrends by allocating across a portfolio of broadly diversified global asset classes. Generally during favorable market environments, the Fund will have a higher equity allocation, while during unfavorable market conditions the Fund will lower equity allocations and have higher fixed income allocations. Under normal market conditions, the Fund will seek growth through capital appreciation by investing in individual securities and shares of other investment companies, including exchange-traded funds (“ETFs”), open-end mutual funds, and closed-end funds (collectively “Portfolio Funds”). The Fund will also utilize futures contracts as a volatility hedge and to gain exposure to certain asset classes as noted below. The Fund will invest in the following asset classes, and will typically hold either a collection of individual securities, a single Portfolio Fund, futures contracts or a blend of the three in order to represent each asset class:

●	U.S. Equity

●	Foreign Developed Equity

●	Emerging Market Equity

●	Real Estate

●	US Bonds

●	Global Bonds

●	Inflation-Protected Bonds (“TIPS”)

●	Commodities

Investments within these asset classes are selected based on the quantitative algorithms and proprietary calculations of price trends developed by Blueprint Investments Partners, LLC (the “Sub-Adviser”). Each asset class within the portfolio will then be weighted, and the Sub-Adviser will shift such weightings based on proprietary calculations of price trends, which are the direction and momentum of the prices of securities in those asset classes. The Sub-Adviser will review these price trends over four timeframes – 10, 50, 100, and 200 days – in order to complete its calculations to adjust the weightings of each asset class. Under normal market conditions, each asset class will be represented in the portfolio at all times. The type of commodities the Fund intends to invest in are precious metals, energy, food and fiber.

The Fund defines emerging market securities as those that provide exposure to companies that are domiciled in any country included in the Morningstar Emerging Market Index. “TIPS” are treasury bonds that are indexed to inflation such that the principal value of such TIPS is recalculated as the consumer price index rises. The Fund will invest in futures contracts, foreign currency future contracts, call or put options on equity index futures contracts, forwards, exchange-traded notes (“ETNs”) and managed futures investments. The Adviser selects these investments on the basis of liquidity, volatility, and when the Adviser believes such investments will provide a more efficient representation of an asset class in which the Fund seeks exposure. “Managed Futures” are investments in which a portfolio of futures contracts are actively managed by professionals.

The Fund may hold equity securities, either directly or indirectly, of all capitalizations, and may indirectly hold fixed-income securities of all credit qualities.

The Fund will generally seek to maintain an allocation within the Fund’s portfolio of approximately 80% to equity securities and approximately 20% to fixed-income securities, but may shift this allocation depending on market conditions. When appropriate, the Fund may allocate a portion of its equity allocation to commodities. In poor market conditions, such as when the Sub-Adviser perceives a bear market or high volatility, the Fund may begin to shift to a higher percentage of fixed-income securities, and in some conditions the allocation may completely invert to approximately 20% equity securities and approximately 80% in fixed-income securities. The Fund’s derivative investments will be used in an effort to generate further return and/or for hedging purposes.

HVIA Equity Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of common stock of large-capitalization growth companies that the Adviser believes offer (1) reasonable valuation when compared to their industry peers and (2) the potential of earnings growth. For purposes of the Fund, the Adviser defines large-capitalization companies as companies that have a market capitalization within the range represented by the companies in the S&P 500 Dow Jones Index (between $4.47 billion and $3.56 trillion as of June 12, 2025) at the time of purchase. The size of the companies in the S&P 500 Dow Jones Index will change with market conditions.

The Adviser’s investment process includes both a top-down analysis of the economic landscape and a bottom-up analysis of individual companies. The Adviser also creates economic projections consisting of factors including inflation, unemployment, interest rates, and corporate earnings. The top-down analysis begins with the Adviser’s economic projections. The Adviser considers market value expectations and projected changes in government policy, technology, industries and demographics. The Adviser then evaluates the relevant portfolio’s sector and industry weightings. The bottom-up analysis begins with the universe of large-capitalization common stocks, to which the Adviser applies its proprietary quantitative screening process and fundamental research.

Fundamental research includes the Adviser’s detailed analysis of the competitive environments of the companies under consideration, interaction with the management of those companies, a review of multiple resources to assess the companies and their respective industries, analysis of company earnings and cash flow projections, and identification of themes that could affect company and industry trends and catalysts. The Adviser continually monitors “out of favor” sectors for potential ideas.

In selecting securities for the Fund’s portfolio, the Adviser seeks to include the securities of companies the Adviser believes have growth potential, which are likely to exceed the overall market estimates and general consensus. In determining this, the Adviser looks for certain positive attributes of companies, including superior management and business models, dominant market positions, durable competitive advantages, and strong transparent financials.

The Adviser sets a target price for each security in the portfolio, which is updated periodically. When a stock reaches or exceeds its target price, the Adviser’s strategy typically requires that the security be sold. The Adviser may also sell a security when it determines there is a change in the company’s risk/return characteristics, such as when events fail to confirm the Adviser’s investment thesis or there is a loss of confidence in the company’s management. A position may also be sold when the Adviser believes other investment opportunities are more attractive or that the security is unlikely to benefit from current business, market or economic conditions.

Under normal circumstances, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in U.S. equity securities listed on a U.S. securities exchange.

Nia Impact Solutions Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal circumstances the Fund seeks to achieve its investment objective by investing at least 80% of its assets in equity securities of U.S. and non-U.S. companies, including emerging market companies that meet the Adviser’s environmental, social, and corporate governance (“ESG”) criteria, described below, at the time of investment. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior written notice to shareholders. Equity securities include common stocks and American depositary receipts (“ADRs”) of companies of any capitalization size, including large-cap, mid-cap and small-cap companies, that the Adviser believes present an attractive opportunity for long-term capital appreciation.

In selecting investments for the Fund, the Adviser seeks to identify companies across the globe with diverse leadership that are focused on creating a just, sustainable and inclusive world, in accordance with the Adviser’s investment thesis that, over the long term, the markets will reward companies that focus on solving major social and environmental issues. The Adviser’s approach to selecting companies for investment has three parts: (1) assessing for alignment with the Adviser’s six “solutions themes”; (2) screening for diversity in leadership; and (3) performing financial analysis with an ESG lens.

Alignment with Solutions Themes. The Adviser has identified six “solutions themes,” which the Adviser believes are among the most critical social and environmental issues confronting our planet, our economies, and society:

1)	Sustainable Planet – Climate change reversal and mitigation, including fossil-fuel free, non-extractive renewable energy, energy-efficient technology, sustainable design and engineering services.

2)	Affordable Housing – Environmentally friendly housing promoting development of community.

3)	Sustainable & Affordable Transportation – An emphasis on products and systems that eliminate or reduce damaging emissions, while also expanding access to clean transportation alternatives across income levels.

4)	Natural & Organic Foods – Promotion of products and services supporting sustainable agriculture, access to healthy food and a healthier planet.

5)	Healthcare – Focusing on both innovation and access, including prevention, early detection, women’s health, innovative cancer treatments and unmet medical needs addressing the HIV/AIDS and COVID-19 pandemics and other infectious diseases disproportionately affecting women and people of color.

6)	Education, Communications, & Financial Services – Access to basic banking and financial literacy that expand opportunities and level the playing field for underserved populations with historically limited access. Services and technology to improve education access and facilitate positive communication.

The Adviser seeks to identify companies offering products and/or services, including those in development, that the Adviser believes are or are expected to contribute to improving conditions in one or more of categories covered by the six solutions themes. Which theme is prioritized for analysis for a particular company is dependent upon the company’s sector and industry. Among other things, the Adviser uses the Sustainable Accounting Standards Board (SASB) standards to identify which solutions themes are most critical for each sector and industry and could therefore most materially impact a particular company and its potential future value.

Once the Adviser has identified a company’s fit within the solutions themes, the Adviser performs an analysis of the company’s potential for impact with respect to the identified solution theme both on an absolute basis and as compared to its peer companies, the company’s industry and the general market. To conduct this analysis, the Adviser seeks to gather and identify numerical and descriptive data that depicts where a company’s impact has been, is currently, and where it is directionally likely to go. Because these categories differ greatly, the approach to analysis varies but generally includes both quantitative data (for example, measurements of greenhouse gas emissions) and qualitative assessment (for example, demonstrated prioritization of research and treatment of healthcare needs, with particular attention to women and people of color).

The Adviser seeks companies whose core business model, products, and/or services contributes to addressing one or more of the Adviser’s solutions themes, and whose management is committed to improving diversity, equity and inclusion practices within the company.

As a result of the Adviser’s focus on companies providing products and/or services that align with one or more of the solutions themes, the Adviser expects that the Fund will invest primarily in companies from the following sectors: Health Care; Technology; Communications; Industrials; Consumer Staples; Financials; Consumer Discretionary; Real Estate; Utilities; and Energy.

Diversity in Leadership. In selecting its universe of investments, the Adviser seeks to identify those companies that meet the Adviser’s diversity criteria with regards to leadership positions both at the executive management and board of directors levels. The Adviser’s diversity criteria are representation based and vary based on a company’s sector and geographic location. Companies must satisfy the Adviser’s diversity criteria as of the time of investment in order to be eligible for investment by the Fund. Among other things, the criteria include a requirement for inclusion of women in a company’s leadership positions.

Financial Analysis with an ESG Lens. The Adviser seeks to identify companies that present an attractive opportunity for long-term capital appreciation based on an assessment of a company’s fundamental business properties and ESG related policies and practices. The Adviser’s view is that both traditional financial analysis and ESG considerations may reveal disparities between a company and its competitors and identify operational resilience (or lack thereof), and should therefore inform the Adviser’s views on the overall attractiveness of a company’s prospects.

The Adviser considers a company’s fundamental business properties using traditional methods of financial statement analysis, including quantitative analysis, proprietary valuation methods, and financial analysis in order to assess each company on the basis of historical and expected future performance. This involves trend and ratio analysis, and observation of growth rates, margins, leverage ratios, and cash flow yield, among other things. Analysis of a company’s financial prospects may also include broader considerations such as assessment of a company’s overall business strategy and evaluation of market conditions, both for a company’s specific product/service, as well as the macroeconomic environment.

The Adviser also incorporates into this analysis consideration of a company’s ESG policies and practices, in accordance with the Adviser’s view that these factors contribute towards a company’s financial prospects. The Adviser typically uses the SASB standards as a starting point for identifying which ESG policies and practices are more critical for a company, depending on its sector and industry. Environmental factors considered by the Adviser may include assessment of a company’s policies and practices regarding greenhouse gas emissions, air quality, energy management, water & wastewater management, waste & hazardous materials management, and a company’s overall ecological impacts. The Adviser assesses a company’s social performance across a wide range of metrics which may include community relations, customer privacy, data security, access & affordability, product quality & safety, customer welfare, selling practices and product labeling. Human capital factors considered may include labor practices, employee health and safety measures, and employee engagement, diversity and inclusion. Which ESG factors are prioritized for analysis will vary depending on a company’s business line and industry and different combinations of these issues will be prioritized for different companies. The Adviser may also consider factors that may not directly impact a company’s value in the near-term yet reflect a company’s impact on its stakeholders and/or the environment, based on the Adviser’s view that such impacts can enhance a company’s value in the long-term.

Based on the totality of the foregoing analysis, which combines the various quantitative and qualitative data considered, the Adviser develops a view of a company and an investment thesis.

The Adviser will seek to use its influence as an investor, both through the application of the Adviser’s proxy voting guidelines and through dialogue with management of companies in the portfolio, to encourage portfolio companies to further their positive impact in the areas of the solutions themes, social justice and enhance their ESG policies and practices.

The Adviser will monitor and seek to measure whether the Fund’s investments are achieving the desired impacts on an ongoing basis. Some of the metrics that the Adviser will review to attempt to measure impact include the number of proxies voted with relevant impact topics, the number of shareholder resolutions filed or joined, the percentage of votes received in favor of filed resolutions, and the number of portfolio companies that receive strategic or operational support from the Adviser to improve ESG policies and practices and the status of those improvements.

The Adviser may sell an investment when, in the Adviser’s estimation, an investment no longer presents an attractive opportunity for long-term capital appreciation, if a company no longer satisfies the Adviser’s leadership diversity criteria, if a company no longer aligns with any of the solutions themes, or if the Adviser identifies other more attractive investments.